RESEARCH AND DEVELOPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		147 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Research and development	$ 2,688	$ 2,077	$ 29,521
Less : Ramot reverse accruals (See Note 3)	0	0	(760)
Less : Participation by the Israeli Office of the Chief Scientist	(918)	(388)	(2,572)
Research and development, net	$ 1,770	$ 1,689	$ 26,189 [1]

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.